Debt and credit facilities	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt and credit facilities
Note 9 - Debt and credit facilities

Total interest incurred amounted to $57, $304 and $260 for the years ended December 31, 2015, 2014 and 2013, respectively.

On December 31, 2013, the Company had short-term bank borrowings consisting of an unsecured bank loan of $4,101 (RMB25 million) drawn from a credit facility granted of RMB50 million by a local bank in the PRC. The loan was repaid in September 2014. The credit facility was guaranteed by Guanke (Fujian) Electron Technological Industry Co., Ltd. (“Guanke”), a former subsidiary of the Company, with an annual guarantee fee of $19. The remaining borrowings are accounts receivable sold with recourse to banks in Hong Kong, and fully settled prior to December 2014.